Income tax - Factors affecting tax charge/credit for the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Factors affecting tax charge/credit for the year
Profit / (Loss) from continuing operations	$ (23,977)	$ (74,049)	$ 53,408
Tax at the applicable rate of 25% (2023 - 22%)	(5,994)	(16,291)	10,148
Disallowable expenditure	1,320	238	318
Difference in tax rate between UK and other jurisdictions	(18)	(344)	668
Fixed asset timing differences	114	23
Other differences	9	38	6
Difference in rates between current and deferred tax		(1,490)	(1,527)
Unutilised tax losses on which deferred tax is not recognised	4,983	13,267	8,517
Deferred tax not recognised in respect of share options	$ (414)	4,559	4,176
R&D tax credit		141
Fair valuation of warrants			$ (22,305)
Income tax		$ 141
Applicable rate	25.00%	22.00%	19.00%